Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	294	93.63%
Delinquency, No Missing Data	20	6.37%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	314	100.00%